Quarterly Holdings Report
for

Fidelity Advisor® Biotechnology Fund

October 31, 2020

AFBT-QTLY-1220
1.809084.117

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Biotechnology - 94.9%
Biotechnology - 94.9%
AbbVie, Inc.	5,637,080	$479,715,507
Acceleron Pharma, Inc. (a)	317,800	33,235,524
ADC Therapeutics SA (a)(b)	261,123	7,491,619
Agios Pharmaceuticals, Inc. (a)	1,078,943	43,233,246
Alexion Pharmaceuticals, Inc. (a)	890,214	102,499,240
Alnylam Pharmaceuticals, Inc. (a)	508,986	62,590,008
ALX Oncology Holdings, Inc. (a)	6,600	260,766
Amgen, Inc.	456,520	99,037,449
Amicus Therapeutics, Inc. (a)	1,110,800	19,805,564
Annexon, Inc. (a)	175,199	3,645,891
Aprea Therapeutics, Inc. (b)	333,400	7,271,454
Arcutis Biotherapeutics, Inc. (a)	737,063	13,134,463
Argenx SE ADR (a)	353,200	87,639,516
Ascendis Pharma A/S sponsored ADR (a)	492,839	80,505,251
BeiGene Ltd. (a)	109,800	2,437,482
BeiGene Ltd. ADR (a)	57,900	17,168,508
BioNTech SE ADR (a)(b)	151,500	12,932,040
Black Diamond Therapeutics, Inc. (a)(b)	119,769	3,773,921
ChemoCentryx, Inc. (a)	547,174	26,264,352
Crinetics Pharmaceuticals, Inc. (a)	537,707	6,495,501
Exact Sciences Corp. (a)	199,282	24,677,090
Exelixis, Inc. (a)	2,299,400	47,091,712
FibroGen, Inc. (a)	435,701	16,722,204
Forma Therapeutics Holdings, Inc. (b)	444,152	19,151,834
Fusion Pharmaceuticals, Inc. (a)	223,435	2,770,594
G1 Therapeutics, Inc. (a)(b)	470,000	5,165,300
Galapagos Genomics NV sponsored ADR (a)(b)	170,837	19,899,094
Gilead Sciences, Inc.	10,900	633,835
Global Blood Therapeutics, Inc. (a)	581,718	30,761,248
IGM Biosciences, Inc. (a)(b)	55,100	2,908,729
Insmed, Inc. (a)	1,222,259	40,261,211
Intercept Pharmaceuticals, Inc. (a)(b)	213,604	5,936,055
Ionis Pharmaceuticals, Inc. (a)	468,238	21,983,774
Keros Therapeutics, Inc.	599,400	33,326,640
Kezar Life Sciences, Inc. (a)	638,139	3,267,272
Kura Oncology, Inc. (a)	465,300	14,540,625
Kymera Therapeutics, Inc. (a)	3,800	136,762
Mirati Therapeutics, Inc. (a)	237,320	51,531,665
Morphic Holding, Inc. (a)	190,200	5,118,282
Neurocrine Biosciences, Inc. (a)	772,152	76,188,238
Novavax, Inc. (a)(b)	180,200	14,543,942
ORIC Pharmaceuticals, Inc. (a)(b)	419,000	9,008,500
Passage Bio, Inc.	438,459	7,370,496
Poseida Therapeutics, Inc. (a)(b)	58,300	671,033
Poseida Therapeutics, Inc.	366,846	4,011,278
Praxis Precision Medicines, Inc.	38,000	1,330,000
Prelude Therapeutics, Inc.	57,009	2,008,427
Prelude Therapeutics, Inc.	413,234	13,102,410
Protagonist Therapeutics, Inc. (a)	396,433	7,512,405
PTC Therapeutics, Inc. (a)	786,994	41,073,217
Regeneron Pharmaceuticals, Inc. (a)	326,992	177,739,772
Relay Therapeutics, Inc. (a)(b)	185,800	6,863,452
Repare Therapeutics, Inc. (b)	419,403	11,336,463
Revolution Medicines, Inc.	802,816	24,237,015
Sage Therapeutics, Inc. (a)(b)	291,087	21,359,964
Sarepta Therapeutics, Inc. (a)(b)	361,681	49,156,065
Scholar Rock Holding Corp. (a)(b)	420,709	16,365,580
Shattuck Labs, Inc.	34,101	881,511
Shattuck Labs, Inc.	637,933	14,841,511
Stoke Therapeutics, Inc. (a)(b)	297,354	11,415,420
Syros Pharmaceuticals, Inc. (a)	93,724	625,139
Taysha Gene Therapies, Inc.	75,600	1,572,480
Taysha Gene Therapies, Inc.	257,339	4,817,386
TG Therapeutics, Inc. (a)(b)	926,800	23,420,236
Turning Point Therapeutics, Inc. (a)(b)	469,868	43,317,131
uniQure B.V. (a)	333,500	13,483,405
Vaxcyte, Inc. (b)	377,757	14,116,779
Vertex Pharmaceuticals, Inc. (a)	715,327	149,045,534
Viela Bio, Inc. (b)	1,171,202	37,373,056
Xenon Pharmaceuticals, Inc. (a)	479,680	4,662,490
Zentalis Pharmaceuticals, Inc. (b)	368,821	14,601,623
Zymeworks, Inc. (a)	415,853	16,268,169
		2,289,341,355
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
Precipio, Inc. (a)(c)	30	58
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Codiak Biosciences, Inc.	124,578	966,476
Pharmaceuticals - 3.1%
Pharmaceuticals - 3.1%
Adimab LLC (a)(c)(d)(e)	285,956	11,935,803
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(e)	1,915,787	3,410,101
Arvinas Holding Co. LLC (a)	531,000	11,103,210
Bristol-Myers Squibb Co. rights (a)	946,900	3,086,894
Chiasma, Inc. warrants 12/16/24 (a)	81,298	47,902
Graybug Vision, Inc. (b)	504,465	6,638,759
IMARA, Inc. (b)	310,346	4,906,570
Intra-Cellular Therapies, Inc. (a)	350,900	8,656,703
Kala Pharmaceuticals, Inc. (a)(b)	502,200	3,314,520
Pliant Therapeutics, Inc. (b)	379,773	8,210,692
Stemcentrx, Inc. rights 12/31/21 (a)(e)	208,907	2
Theravance Biopharma, Inc. (a)(b)	735,626	13,910,688
		75,221,844
TOTAL COMMON STOCKS
(Cost $1,730,252,947)		2,365,529,733

Preferred Stocks - 0.6%
Convertible Preferred Stocks - 0.6%
Biotechnology - 0.3%
Biotechnology - 0.3%
Immunocore Ltd. Series A (a)(c)(e)	17,857	2,755,692
Kinnate Biopharma, Inc. Series C (c)(e)	256,800	2,461,171
Silverback Therapeutics, Inc. Series C (c)(e)	364,300	1,242,263
		6,459,126
Pharmaceuticals - 0.3%
Pharmaceuticals - 0.3%
Afferent Pharmaceuticals, Inc. Series C (a)(c)(e)	1,915,787	19
Aristea Therapeutics, Inc. Series B (c)(e)	278,600	1,536,117
Vera Therapeutics, Inc. Series C (c)(e)	8,448,800	5,000,000
		6,536,136

TOTAL CONVERTIBLE PREFERRED STOCKS		12,995,262

Nonconvertible Preferred Stocks - 0.0%
Biotechnology - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A (a)(c)(e)	151,084	643,618
TOTAL PREFERRED STOCKS
(Cost $14,487,767)		13,638,880

Money Market Funds - 8.6%
Fidelity Cash Central Fund 0.10% (f)	32,528,732	32,535,238
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)	175,964,129	175,981,726
TOTAL MONEY MARKET FUNDS
(Cost $208,512,841)		208,516,964
TOTAL INVESTMENT IN SECURITIES - 107.3%
(Cost $1,953,253,555)		2,587,685,577
NET OTHER ASSETS (LIABILITIES) - (7.3)%		(176,246,802)
NET ASSETS - 100%		$2,411,438,775

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,574,741 or 1.1% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Adimab LLC	9/17/14 - 6/5/15	$5,348,114
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$0
Aristea Therapeutics, Inc. Series B	10/6/20	$1,536,117
Immunocore Ltd. Series A	7/27/15	$3,227,085
Kinnate Biopharma, Inc. Series C	8/24/20	$2,461,171
Precipio, Inc.	2/3/12	$161,441
Silverback Therapeutics, Inc. Series C	9/22/20	$1,242,263
Vera Therapeutics, Inc. Series C	10/29/20	$5,000,000
Yumanity Holdings LLC Class A	2/8/16	$1,021,131

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,865
Fidelity Securities Lending Cash Central Fund	154,497
Total	$164,362

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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